Financial Instruments (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [abstract]
Percentage of changes foreign currency	10.00%
Increase in the Group finance expenses	₪ 20	₪ 23	₪ 25
Percentage of increase of israeli CPI	2.00%